Portfolio of investments—June 30, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 84.90%
Communication services: 5.46%
Interactive media & services: 5.46%
Alphabet, Inc. Class A	450,000	$81,967,500
Consumer discretionary: 0.46%
Distributors: 0.46%
Genuine Parts Co.	50,000	6,916,000
Energy: 9.67%
Energy equipment & services: 2.42%
Schlumberger NV	770,000	36,328,600
Oil, gas & consumable fuels: 7.25%
Cheniere Energy, Inc.	195,000	34,091,850
EOG Resources, Inc.	160,000	20,139,200
ONEOK, Inc.	260,000	21,203,000
Targa Resources Corp.	260,000	33,482,800
		108,916,850
Health care: 6.61%
Biotechnology: 2.47%
BioMarin Pharmaceutical, Inc.†	100,000	8,233,000
Neurocrine Biosciences, Inc.†	210,000	28,910,700
		37,143,700
Health care equipment & supplies: 0.07%
STERIS PLC	5,000	1,097,700
Health care providers & services: 2.34%
McKesson Corp.	60,000	35,042,400
Life sciences tools & services: 1.13%
IQVIA Holdings, Inc.†	80,000	16,915,200
Pharmaceuticals: 0.60%
Eli Lilly & Co.	10,000	9,053,800
Industrials: 18.89%
Aerospace & defense: 3.30%
Curtiss-Wright Corp.	88,000	23,846,240
HEICO Corp.	35,000	7,826,350
L3Harris Technologies, Inc.	80,000	17,966,400
		49,638,990
Commercial services & supplies: 2.29%
Cintas Corp.	20,000	14,005,200
Clean Harbors, Inc.†	90,000	20,353,500
		34,358,700
See accompanying notes to portfolio of investments
Allspring Diversified Capital Builder Fund | 1

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Electrical equipment: 4.78%
AMETEK, Inc.	145,000	$24,172,950
Eaton Corp. PLC	35,000	10,974,250
Emerson Electric Co.	315,000	34,700,400
Regal Rexnord Corp.	15,000	2,028,300
		71,875,900
Machinery: 4.34%
Crane Co.	64,000	9,278,720
IDEX Corp.	60,000	12,072,000
ITT, Inc.	65,000	8,396,700
Oshkosh Corp.	20,000	2,164,000
Parker-Hannifin Corp.	15,000	7,587,150
Timken Co.	320,000	25,641,600
		65,140,170
Professional services: 4.18%
Leidos Holdings, Inc.	430,000	62,728,400
Information technology: 40.68%
Communications equipment: 1.16%
Motorola Solutions, Inc.	45,000	17,372,250
Electronic equipment, instruments & components: 6.01%
Amphenol Corp. Class A	640,000	43,116,800
Crane NXT Co.	90,000	5,527,800
Jabil, Inc.	115,000	12,510,850
Teledyne Technologies, Inc.†	75,000	29,098,500
		90,253,950
IT services: 2.07%
International Business Machines Corp.	180,000	31,131,000
Semiconductors & semiconductor equipment: 20.27%
Advanced Micro Devices, Inc.†	370,000	60,017,700
Broadcom, Inc.	55,000	88,304,150
Marvell Technology, Inc.	560,000	39,144,000
Micron Technology, Inc.	400,000	52,612,000
NVIDIA Corp.	510,000	63,005,400
Synaptics, Inc.†	15,000	1,323,000
		304,406,250
Software: 11.17%
Adobe, Inc.†	55,000	30,554,700
ANSYS, Inc.†	45,000	14,467,500
Autodesk, Inc.†	110,000	27,219,500
Microsoft Corp.	150,000	67,042,500
Roper Technologies, Inc.	3,000	1,690,980
Synopsys, Inc.†	45,000	26,777,700
		167,752,880
See accompanying notes to portfolio of investments
2 | Allspring Diversified Capital Builder Fund

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Materials: 2.33%
Chemicals: 1.01%
Westlake Corp.	105,000	$15,206,100
Containers & packaging: 0.56%
AptarGroup, Inc.	60,000	8,448,600
Metals & mining: 0.76%
ATI, Inc.†	204,000	11,311,800
Real estate: 0.48%
Specialized REITs : 0.48%
Iron Mountain, Inc.	80,000	7,169,600
Utilities: 0.32%
Independent power and renewable electricity producers: 0.32%
Vistra Corp.	55,000	4,728,900
Total common stocks (Cost $794,581,878)		1,274,905,240

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 14.31%
Basic materials: 1.17%
Iron/steel: 1.17%
ATI, Inc.	7.25%	8-15-2030	$6,532,000	6,742,703
Cleveland-Cliffs, Inc.144A	6.75	4-15-2030	11,000,000	10,883,223
				17,625,926
Consumer, cyclical: 0.36%
Retail: 0.36%
Genuine Parts Co.	6.88	11-1-2033	5,000,000	5,490,490
Consumer, non-cyclical: 4.07%
Commercial services: 0.67%
AMN Healthcare, Inc.144A	4.00	4-15-2029	1,000,000	898,114
AMN Healthcare, Inc.144A	4.63	10-1-2027	1,000,000	952,582
Valvoline, Inc.144A	3.63	6-15-2031	9,495,000	8,179,202
				10,029,898
Food: 0.77%
Post Holdings, Inc.144A	4.50	9-15-2031	8,435,000	7,560,686
Post Holdings, Inc.144A	6.25	2-15-2032	4,000,000	4,005,196
				11,565,882
Healthcare-products: 0.33%
Hologic, Inc.144A	3.25	2-15-2029	5,440,000	4,880,275
Healthcare-services: 1.84%
Charles River Laboratories International, Inc.144A	4.00	3-15-2031	8,000,000	7,135,197
DaVita, Inc.144A	4.63	6-1-2030	10,550,000	9,533,290
See accompanying notes to portfolio of investments
Allspring Diversified Capital Builder Fund | 3

Portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Healthcare-services(continued)
Encompass Health Corp.	4.63%	4-1-2031	$5,500,000	$5,047,462
IQVIA, Inc.144A	6.50	5-15-2030	5,884,000	5,972,489
				27,688,438
Household products/wares: 0.46%
ACCO Brands Corp.144A	4.25	3-15-2029	2,000,000	1,788,949
Spectrum Brands, Inc.144A	3.88	3-15-2031	6,200,000	5,181,525
				6,970,474
Financial: 1.34%
REITS: 1.34%
Iron Mountain, Inc.144A	4.50	2-15-2031	12,350,000	11,148,057
SBA Communications Corp.	3.13	2-1-2029	10,000,000	8,915,475
				20,063,532
Industrial: 4.48%
Aerospace/defense: 0.83%
TransDigm, Inc.	4.63	1-15-2029	9,000,000	8,397,351
TransDigm, Inc.144A	6.63	3-1-2032	4,000,000	4,040,237
				12,437,588
Electronics: 0.54%
TTM Technologies, Inc.144A	4.00	3-1-2029	8,890,000	8,157,286
Engineering & construction: 0.61%
Dycom Industries, Inc.144A	4.50	4-15-2029	9,720,000	9,096,057
Environmental control: 0.85%
Clean Harbors, Inc.144A	6.38	2-1-2031	11,500,000	11,529,958
Stericycle, Inc.144A	3.88	1-15-2029	1,310,000	1,223,209
				12,753,167
Machinery-diversified: 0.74%
Esab Corp.144A	6.25	4-15-2029	11,015,000	11,081,057
Packaging & containers: 0.91%
Ball Corp.	2.88	8-15-2030	7,000,000	5,946,688
Sealed Air Corp.144A	5.00	4-15-2029	5,000,000	4,758,577
Sealed Air Corp./Sealed Air Corp. U.S.144A	6.13	2-1-2028	3,000,000	2,992,766
				13,698,031
Technology: 1.60%
Computers: 0.92%
Gartner, Inc.144A	3.63	6-15-2029	4,350,000	3,983,602
Seagate HDD Cayman	3.13	7-15-2029	1,500,000	1,284,809
Seagate HDD Cayman	4.09	6-1-2029	3,488,000	3,234,810
Seagate HDD Cayman	8.50	7-15-2031	5,000,000	5,385,120
				13,888,341
See accompanying notes to portfolio of investments
4 | Allspring Diversified Capital Builder Fund

Portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Semiconductors: 0.68%
Synaptics, Inc.144A	4.00%	6-15-2029	$11,185,000	$10,134,899
Utilities: 1.29%
Electric: 1.29%
NRG Energy, Inc.144A	5.25	6-15-2029	1,000,000	959,741
Vistra Operations Co. LLC144A	4.38	5-1-2029	12,000,000	11,173,587
Vistra Operations Co. LLC144A	7.75	10-15-2031	7,000,000	7,289,737
				19,423,065
Total corporate bonds and notes (Cost $225,739,622)				214,984,406
Yankee corporate bonds and notes: 0.39%
Basic materials: 0.21%
Chemicals: 0.21%
Methanex Corp.	5.25	12-15-2029	3,293,000	3,177,175
Industrial: 0.18%
Electronics: 0.18%
Sensata Technologies BV144A	4.00	4-15-2029	2,880,000	2,644,129
Total yankee corporate bonds and notes (Cost $6,281,846)				5,821,304

		Yield	Shares
Short-term investments: 0.22%
Investment companies: 0.22%
Allspring Government Money Market Fund Select Class♠∞		5.25	3,319,423	3,319,423
Total short-term investments (Cost $3,319,423)				3,319,423
Total investments in securities (Cost $1,029,922,769)	99.82%			1,499,030,373
Other assets and liabilities, net	0.18			2,690,586
Total net assets	100.00%			$1,501,720,959

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
Allspring Diversified Capital Builder Fund | 5

Portfolio of investments—June 30, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$19,374,619	$231,867,821	$(247,923,017)	$0	$0	$3,319,423	3,319,423	$193,992
See accompanying notes to portfolio of investments
6 | Allspring Diversified Capital Builder Fund

Notes to portfolio of investments—June 30, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$81,967,500	$0	$0	$81,967,500
Consumer discretionary	6,916,000	0	0	6,916,000
Energy	145,245,450	0	0	145,245,450
Health care	99,252,800	0	0	99,252,800
Industrials	283,742,160	0	0	283,742,160
Information technology	610,916,330	0	0	610,916,330
Materials	34,966,500	0	0	34,966,500
Real estate	7,169,600	0	0	7,169,600
Utilities	4,728,900	0	0	4,728,900
Corporate bonds and notes	0	214,984,406	0	214,984,406
Yankee corporate bonds and notes	0	5,821,304	0	5,821,304
Short-term investments
Investment companies	3,319,423	0	0	3,319,423
Total assets	$1,278,224,663	$220,805,710	$0	$1,499,030,373
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
Allspring Diversified Capital Builder Fund | 7

Notes to portfolio of investments—June 30, 2024 (unaudited)
At June 30, 2024, the Fund did not have any transfers into/out of Level 3.
8 | Allspring Diversified Capital Builder Fund